PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                STRONG ADVISOR EQUITY FUNDS - Classes A, B, C, L

                        STRONG ADVISOR COMMON STOCK FUND
                         STRONG ADVISOR ENDEAVOR 20 FUND
                            STRONG ADVISOR FOCUS FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                         STRONG ADVISOR U.S. VALUE FUND

                      STRONG ADVISOR EQUITY FUNDS - Class Z

                        STRONG ADVISOR COMMON STOCK FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR U.S. VALUE FUND

       Supplement to the Prospectuses dated March 1, 2001, as supplemented on July 31, 2001

                       STRONG EQUITY FUNDS - Advisor Class

                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                             STRONG OPPORTUNITY FUND

        Supplement to the Prospectuses dated May 1, 2001, as supplemented on July 31, 2001

                      STRONG GROWTH FUNDS - Investor Class

                              STRONG DISCOVERY FUND
                            STRONG DOW 30 VALUE FUND
                               STRONG GROWTH FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                             STRONG OPPORTUNITY FUND

         Supplement to the Prospectus dated May 1, 2001, as supplemented on August 9, 2001

STRONG ADVISOR COMMON STOCK FUND
STRONG OPPORTUNITY FUND

Effective October 1, 2001, Ms. Ann M. Miletti is added as a co-manager of the Strong Advisor Common Stock Fund and the Strong Opportunity Fund. She has over five years of investment experience. Ms. Miletti joined Strong in April 1991. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. From November 1995 to August 1998, Ms. Miletti was an equity research analyst. Ms. Miletti received her bachelor's degree in education from the University of Wisconsin in 1989.

STRONG ADVISOR U.S. VALUE FUND

Effective October 1, 2001, Mr. Robert J. Costomiris is the Portfolio Manager of the Strong Advisor U.S. Value Fund. He has over four years of investment experience and is a Chartered Financial Analyst. Mr. Costomiris joined Strong in April 2001. From May 1997 to March 2001, Mr. Costomiris was a director of research at Thomson Horstmann & Bryant Inc. From December 1993 to April 1997, Mr. Costomiris was a senior investment consultant at Hewitt Associates LLC, a management consulting firm. Mr. Costomiris received his bachelor's degree in chemical engineering at the University of Pennsylvania in 1985 and his master's of business administration in finance and accounting at the University of Chicago Graduate School of Business in 1995.



           The date of this Prospectus Supplement is October 1, 2001.

                                                              GR1001/WH2034 1001